Jointly Owned Generation Units (FY)	12 Months Ended
Dec. 31, 2019
Regulated Operations [Abstract]
Jointly Owned Generation Units
Note 7 — Jointly Owned Generation Units

Cleco Power and Cleco Cajun operate electric generation units that are jointly owned with other utilities. The joint-owners are responsible for their own share of the capital and the operating and maintenance costs of the respective units. Cleco Power and Cleco Cajun are responsible for their own share of the direct expenses of their respective jointly owned generation units. Cleco Power’s share of expenses is included in the operating expenses on Cleco and Cleco Power’s Consolidated Statements of Income. Cleco Cajun’s share of expenses is included in the operating expenses on Cleco’s Consolidated Statement of Income.

At December 31, 2019, the investment in and accumulated depreciation for each generating unit on Cleco and Cleco Power’s Consolidated Balance Sheets were as follows:

Cleco
	AT DEC. 31, 2019
(THOUSANDS, EXCEPT PERCENTAGES AND MW)	RODEMACHER UNIT 2		DOLET HILLS		BAYOU COVE		BIG CAJUN II - UNIT 3		TOTAL
Utility plant in service	$72,840		$179,909		$42,438		$33,291		$328,478
Accumulated depreciation	$7,690		$22,159		$2,090		$2,163		$34,102
Construction work in progress	$539		$5,435		$—		$329		$6,303
Ownership interest percentage	30%		50%		75%		58%
Capacity (MW)	523	(1)	650	(1)	300	(2)	588	(2)
Ownership interest (MW)	157		325		225		341

(1) Nameplate capacity (MW)

(2) Rated capacity (MW)

Cleco Power
	AT DEC. 31, 2019
(THOUSANDS, EXCEPT PERCENTAGES AND MW)	RODEMACHER UNIT 2	DOLET HILLS	TOTAL
Utility plant in service	$147,020	$397,406	$544,426
Accumulated depreciation	$81,870	$239,655	$321,525
Construction work in progress	$539	$5,435	$5,974
Ownership interest percentage	30%	50%
Nameplate capacity (MW)	523	650
Ownership interest (MW)	157	325